CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 73,865,000	$ 47,760,000	$ 170,987,000	$ 140,089,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain)/loss on disposal of property, plant and equipment			(5,000)	95,000
Depreciation expense			25,940,000	22,643,000
Impairment of right-of-use assets	0		0	5,411,000	$ 5,400,000
Reduction in carrying value of operating right-of-use assets			14,037,000	14,337,000
Amortization of intangibles			8,741,000	9,537,000
Amortization of government grants			(24,000)	(22,000)
Interest on non-current operating lease liability			870,000	1,006,000
Realized gain on sale of short term investments			0	(232,000)
Gain on re-measurement of financial assets			(4,750,000)	0
Loss on equity method investments	509,000	0	783,000	0
Stock compensation expense	8,480,000	7,117,000	14,874,000	13,186,000
Amortization of interest rate hedge			891,000	(482,000)
Amortization of financing costs			1,592,000	258,000
Loss on extinguishment of debt			14,434,000	0
Deferred taxes			3,313,000	(2,613,000)
Changes in assets and liabilities:
Decrease in accounts receivable			36,650,000	58,170,000
Decrease in unbilled revenue			12,690,000	12,226,000
Decrease in other receivables			2,406,000	2,689,000
Decrease in prepayments and other current assets			5,748,000	2,937,000
(Increase)/decrease in other non-current assets			(1,748,000)	486,000
Increase in unearned revenue			14,534,000	25,056,000
Decrease in other current liabilities			(50,981,000)	(33,507,000)
Decrease in operating lease liabilities			(14,951,000)	(15,416,000)
Increase in other non-current liabilities			1,151,000	2,355,000
Decrease in income taxes payable			(3,583,000)	(5,931,000)
(Decrease)/increase in accounts payable			(13,245,000)	8,370,000
Net cash provided by operating activities			240,354,000	260,648,000
Cash flows from investing activities:
Purchase of property, plant and equipment			(21,653,000)	(21,161,000)
Purchase of subsidiary undertakings			0	(47,367,000)
Purchase of equity method investments			(2,450,000)	0
Cash acquired with subsidiary undertaking			0	10,170,000
Sale of available for sale investments			0	47,902,000
Purchase of investments in equity - long term			(1,771,000)	(1,273,000)
Net cash used in investing activities			(25,874,000)	(11,729,000)
Cash flows from financing activities:
Proceeds from exercise of equity compensation			182,000	1,461,000
Share issue costs			(10,000)	(6,000)
Repurchase of ordinary shares			0	(175,000,000)
Share repurchase costs			0	(140,000)
Net cash provided by (used in) financing activities			172,000	(173,685,000)
Effect of exchange rate movements on cash			539,000	(3,443,000)
Net increase in cash and cash equivalents			215,191,000	71,791,000
Cash and cash equivalents at beginning of period			840,305,000	520,309,000	520,309,000
Cash and cash equivalents at end of period	$ 1,055,496,000	$ 592,100,000	$ 1,055,496,000	$ 592,100,000	$ 840,305,000